UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number 811-10405

Alpine Series Trust

(Exact name of registrant as specified in charter)

2500 Westchester Avenue, Suite 215

Purchase, NY 10577

(Address of principal executive offices) (Zip code)

Samuel A. Lieber

Alpine Woods Capital Investors, LLC

2500 Westchester Avenue, Suite 215

Purchase, NY 10577

(Name and address of agent for service)

Copy to:

Rose DiMartino

Attorney at Law

Willkie Farr & Gallagher

787 7th Avenue, 40th FL

New York, NY 10019

1-888-729-6633

Registrant’s telephone number, including area code

Date of fiscal year end: October 31, 2015

Date of reporting period: July 31, 2015

Item 1. Schedule of Investments.

Alpine Dynamic Dividend Fund

Schedule of Portfolio Investments

July 31, 2015 (Unaudited)

Shares	Security Description	Value

Common Stocks-101.9%

Aerospace & Defense-0.6%
10,900	Raytheon Co.	$1,189,081

Air Freight & Logistics-2.4%
12,000	FedEx Corp.	2,057,040
342,105	Royal Mail PLC	2,697,955
		4,754,995

Airlines-0.7%
36,000	Japan Airlines Co., Ltd.	1,359,422

Auto Components-1.4%
11,500	Delphi Automotive PLC	897,920
200,000	GKN PLC	994,772
17,700	Magna International, Inc.	962,172
		2,854,864

Automobiles-1.1%
68,000	Ford Motor Co.	1,008,440
23,000	Thor Industries, Inc. (a)	1,285,240
		2,293,680

Banks-3.9%
139,000	Banco Bilbao Vizcaya Argentaria SA	1,406,580
86,000	Bangkok Bank PCL-NVDR	405,050
35,000	Hana Financial Group, Inc.	871,897
86,000	Mitsubishi UFJ Financial Group, Inc.	624,521
146,000	Regions Financial Corp. (a)	1,516,940
62,000	Standard Chartered PLC	949,053
10,000	Sumitomo Mitsui Financial Group, Inc.	447,331
28,800	Wells Fargo & Co. (a)	1,666,656
		7,888,028

Beverages-1.2%
20,000	Anheuser-Busch InBev NV-SP ADR	2,391,000

Biotechnology-0.3%
5,200	Gilead Sciences, Inc.	612,872

Capital Markets-4.3%
55,000	Daiwa Securities Group, Inc.	427,672
157,000	Fortress Investment Group LLC-Class A (a)	1,073,880
205,756	Intermediate Capital Group PLC	1,874,897
21,000	Lazard, Ltd.-Class A (a)	1,163,610
81,853	Mediobanca SpA	891,310
91,756	Och-Ziff Capital Management Group LLC-Class A (a)	1,063,452
57,809	OM Asset Management PLC	1,021,485
25,000	Schroders PLC	1,234,875
		8,751,181

Chemicals-1.7%
109,500	Clariant AG (b)	2,184,787
19,000	Symrise AG	1,263,065
		3,447,852

Alpine Dynamic Dividend Fund

Schedule of Portfolio Investments-Continued

July 31, 2015 (Unaudited)

Commercial Services & Supplies-2.8%
35,200	ISS A/S	1,212,212
61,500	KAR Auction Services, Inc. (a)	2,394,195
118,500	RR Donnelley & Sons Co. (a)	2,079,675
		5,686,082

Communications Equipment-1.9%
53,000	Cisco Systems, Inc. (a)	1,506,260
204,000	Nokia OYJ	1,440,597
13,500	QUALCOMM, Inc. (a)	869,265
		3,816,122

Construction & Engineering-2.0%
409,513	Abengoa SA-B Shares	920,634
789,000	China Railway Construction Corp., Ltd.-Class H	1,027,940
31,000	Vinci SA	1,988,273
		3,936,847

Consumer Finance-0.7%
26,000	Discover Financial Services	1,451,060

Containers & Packaging-1.2%
128,000	DS Smith PLC	800,565
23,159	Packaging Corp. of America	1,639,425
		2,439,990

Diversified Financial Services-2.8%
58,000	Bank of America Corp. (a)	1,037,040
143,500	Cerved Information Solutions SpA (b)	1,156,776
27,000	Citigroup, Inc. (a)	1,578,420
29,500	Eurazeo SA	1,917,013
		5,689,249

Diversified Telecommunication Services-1.0%
26,500	BT Group PLC-SP ADR	1,914,890

Electric Utilities-2.0%
37,000	Eversource Energy (a)	1,839,640
93,500	SSE PLC	2,212,118
		4,051,758

Electronic Equipment, Instruments & Components-1.1%
36,500	TE Connectivity, Ltd. (a)	2,223,580

Energy Equipment & Services-0.5%
12,000	Schlumberger, Ltd.	993,840

Food & Staples Retailing-1.4%
25,500	CVS Health Corp.	2,867,985

Food Products-3.7%
52,000	Mondelez International, Inc.-Class A (a)	2,346,760
31,000	Nestle SA	2,348,339
20,001	Nomad Foods, Ltd. (b)	415,021
30,800	Pinnacle Foods, Inc. (a)	1,384,460
12,000	The Kraft Heinz Co.	953,640
		7,448,220

Alpine Dynamic Dividend Fund

Schedule of Portfolio Investments-Continued

July 31, 2015 (Unaudited)

Health Care Equipment & Supplies-1.3%
32,500	Medtronic PLC (a)	2,547,675

Health Care Providers & Services-3.9%
9,700	Anthem, Inc.	1,496,419
9,600	HCA Holdings, Inc. (a)(b)	892,896
9,700	Humana, Inc.	1,766,273
8,700	McKesson Corp.	1,918,959
8,700	UnitedHealth Group, Inc.	1,056,180
5,600	Universal Health Services, Inc.-Class B	813,288
		7,944,015

Hotels, Restaurants & Leisure-1.7%
21,500	Carnival Corp.	1,145,735
11,500	McDonald’s Corp.	1,148,390
12,500	Royal Caribbean Cruises, Ltd.	1,123,125
		3,417,250

Household Durables-1.3%
31,000	Lennar Corp.-Class A (a)	1,644,240
22,000	Ryland Group, Inc. (a)	1,000,340
		2,644,580

Household Products-1.4%
15,500	Colgate-Palmolive Co. (a)	1,054,310
16,000	Energizer Holdings, Inc.	616,160
42,000	Svenska Cellulosa AB SCA-B Shares	1,195,723
		2,866,193

Independent Power Producers & Energy Traders-1.2%
45,619	Abengoa Yield PLC (a)	1,157,810
50,711	Pattern Energy Group, Inc. (a)	1,238,870
		2,396,680

Industrial Conglomerates-0.4%
58,000	CK Hutchison Holdings, Ltd.	861,138

Insurance-5.0%
5,700	Allianz SE	933,370
387,291	Direct Line Insurance Group PLC	2,213,012
58,500	Montpelier Re Holdings, Ltd.	2,495,025
17,000	Prudential Financial, Inc.	1,502,120
20,000	WR Berkley Corp.	1,114,400
5,900	Zurich Insurance Group AG (b)	1,796,927
		10,054,854

IT Services-1.6%
21,000	Accenture PLC-Class A (a)	2,165,310
15,000	Computer Sciences Corp.	981,450
		3,146,760

Life Sciences Tools & Services-1.2%
17,300	Thermo Fisher Scientific, Inc. (a)	2,413,869

Machinery-2.0%
791,450	CRRC Corp., Ltd.-Class H	999,483

Alpine Dynamic Dividend Fund

Schedule of Portfolio Investments-Continued

July 31, 2015 (Unaudited)

18,000	Snap-on, Inc. (a)	2,966,400
		3,965,883

Media-4.0%
26,500	CBS Corp.-Class B	1,416,955
19,500	Comcast Corp.-Class A (a)	1,216,995
300,000	ITV PLC	1,315,066
17,000	The Walt Disney Co. (a)	2,040,000
12,000	Time Warner, Inc.	1,056,480
45,500	WPP PLC	1,044,510
		8,090,006

Multi-Utilities-0.9%
54,500	CMS Energy Corp. (a)	1,867,170

Multiline Retail-1.3%
13,000	Dollar General Corp.	1,044,810
189,500	Marks & Spencer Group PLC	1,609,875
		2,654,685

Oil, Gas & Consumable Fuels-5.5%
13,500	Chevron Corp.	1,194,480
43,500	Enbridge, Inc. (a)	1,894,860
11,300	EOG Resources, Inc.	872,247
21,500	Exxon Mobil Corp. (a)	1,703,015
24,500	Occidental Petroleum Corp.	1,719,900
20,000	Phillips 66	1,590,000
41,643	The Williams Cos., Inc. (a)	2,185,425
		11,159,927

Personal Products-0.8%
16,000	Edgewell Personal Care Co.	1,531,360

Pharmaceuticals-6.4%
59,000	AstraZeneca PLC-SP ADR	1,993,610
10,500	Bayer AG	1,548,698
17,500	Merck & Co., Inc.	1,031,800
33,900	Novartis AG-SP ADR (a)	3,517,125
8,000	Roche Holding AG	2,310,670
35,300	Teva Pharmaceutical Industries, Ltd.-SP ADR (a)	2,436,406
		12,838,309

Real Estate Investment Trusts-4.8%
21,794	American Tower Corp. (a)	2,072,828
140	Nippon Building Fund, Inc.	625,812
155,000	NorthStar Realty Finance Corp.	2,480,000
646,000	Prologis Property Mexico SA de CV (b)	1,090,131
141,000	Scentre Group	408,133
55,500	The Geo Group, Inc. (a)	2,095,125
113,000	Westfield Corp.	828,451
		9,600,480

Real Estate Management & Development-1.3%
100,000	BR Malls Participacoes SA	375,297
58,000	Cheung Kong Property Holdings, Ltd. (b)	483,315
65,000	Mitsui Fudosan Co., Ltd.	1,850,587
		2,709,199

Alpine Dynamic Dividend Fund

Schedule of Portfolio Investments-Continued

July 31, 2015 (Unaudited)

Road & Rail-3.1%
13,500	Canadian Pacific Railway, Ltd. (a)	2,171,475
17,000	Kansas City Southern	1,686,230
1,592,254	Rumo Logistica Operadora Multimodal SA (b)	423,181
20,500	Ryder System, Inc.	1,855,660
		6,136,546

Semiconductors & Semiconductor Equipment-2.9%
71,000	Applied Materials, Inc. (a)	1,232,560
14,300	Avago Technologies, Ltd. (a)	1,789,502
18,500	Broadcom Corp.-Class A	936,285
32,500	Intel Corp.	940,875
27,000	SK Hynix, Inc.	856,044
		5,755,266

Specialty Retail-2.6%
359,500	Pets at Home Group PLC	1,622,485
129,449	Stein Mart, Inc. (a)	1,319,085
31,500	TJX Cos., Inc. (a)	2,199,330
		5,140,900

Technology, Hardware, Storage & Peripherals-4.2%
32,000	Apple, Inc. (a)	3,881,600
78,500	EMC Corp. (a)	2,110,865
1,400	Samsung Electronics Co., Ltd.	1,417,767
12,000	Western Digital Corp.	1,032,720
		8,442,952

Textiles, Apparel & Luxury Goods-1.2%
14,000	Carter’s, Inc. (a)	1,419,740
13,500	VF Corp.	1,040,715
		2,460,455

Trading Companies & Distributors-0.5%
61,500	Ashtead Group PLC	942,648

Transportation Infrastructure-0.9%
345,300	Adani Ports & Special Economic Zone, Ltd.	1,752,398

Water Utilities-0.5%
19,400	American Water Works Co., Inc. (a)	1,007,054

Wireless Telecommunication Services-1.3%
68,000	Vodafone Group PLC-SP ADR (a)	2,569,040
	Total Common Stocks (Cost $183,719,434)	204,979,890

Equity-Linked Structured Notes-1.0%

Multi-Utilities-1.0%
91,000	Veolia Environnement SA-Morgan Stanley BV	2,031,297
	Total Equity-Linked Structured Notes (Cost $1,934,687)	2,031,297

Alpine Dynamic Dividend Fund

Schedule of Portfolio Investments-Continued

July 31, 2015 (Unaudited)

Principal Amount

Convertible Bonds-0.0% (c)

Household Durables-0.0% (c)
$791,393	PDG Realty SA Empreendimentos e Participacoes-Series 8, 0.000%, 9/19/16 (Brazilian Real) (d)	2,311
	Total Convertible Bonds (Cost $283,909)	2,311
Total Investments (Cost $185,938,030)-102.9%		207,013,498
Liabilities in Excess of Other Assets-(2.9)%		(5,802,054)
TOTAL NET ASSETS 100.0%		$201,211,444

Percentages are stated as a percent of net assets.

(a) All or a portion of the security has been designated as collateral for the line of credit.

(b) Non-income producing security.

(c) Amount is less than 0.05%.

(d) Represents a zero-coupon bond.

AG-Aktiengesellschaft is a German term that refers to a corporation that is limited by shares, i.e., owned by shareholders.

A/S-Aktieselskab is the Danish term for a stock-based corporation.

BV-Besloten Vennootschap is the Dutch equivalent of a private limited liability company.

NV-Naamloze Vennootschap is the Dutch term for a public limited liability corporation.

NVDR-Non-Voting Depositary Receipts

PCL-Public Company Limited

PLC-Public Limited Company

SA-Generally designates corporations in various countries, mostly those employing the civil law.

SA de CV-Sociedad Anonima de Capital Variable is the Spanish equivalent to Variable Capital Company.

SE-SE Regulation. A European Company which can operate on a Europe-wide basis and be governed by Community law directly applicable in all Member States.

SP ADR-Sponsored American Depositary Receipt

SpA-Societa’ Per Azioni is an Italian shared company.

Alpine Accelerating Dividend Fund

Schedule of Portfolio Investments

July 31, 2015 (Unaudited)

Shares	Security Description	Value

Common Stocks-99.1%

Aerospace & Defense-2.0%
400	L-3 Communications Holdings, Inc.	$46,184
1,100	United Technologies Corp.	110,341
		156,525

Auto Components-1.3%
1,800	Magna International, Inc.	97,848

Banks-1.7%
1,500	Community Trust Bancorp, Inc.	52,515
7,500	Regions Financial Corp.	77,925
		130,440

Beverages-2.6%
500	Anheuser-Busch InBev NV-SP ADR	59,775
1,500	PepsiCo, Inc.	144,525
		204,300

Biotechnology-1.4%
600	Amgen, Inc.	105,954

Capital Markets-5.5%
13,000	Fortress Investment Group LLC-Class A	88,920
14,000	JMP Group LLC	102,480
1,500	Lazard, Ltd.-Class A	83,115
6,000	Och-Ziff Capital Management Group LLC-Class A	69,540
4,500	OM Asset Management PLC	79,515
		423,570

Chemicals-3.2%
850	Air Products & Chemicals, Inc.	121,134
1,150	PPG Industries, Inc.	124,637
		245,771

Commercial Services & Supplies-1.0%
3,000	McGrath RentCorp	76,080

Communications Equipment-3.3%
3,400	Cisco Systems, Inc.	96,628
13,000	Nokia OYJ-SP ADR	91,650
1,000	QUALCOMM, Inc.	64,390
		252,668

Consumer Finance-1.4%
1,900	Discover Financial Services	106,039

Diversified Financial Services-2.7%
1,300	Citigroup, Inc.	75,998
700	Eurazeo SA	45,488
5,636	Marlin Business Services Corp.	89,556
		211,042

Diversified Telecommunication Services-1.5%
2,500	Verizon Communications, Inc.	116,975

Alpine Accelerating Dividend Fund

Schedule of Portfolio Investments-Continued

July 31, 2015 (Unaudited)

Electric Utilities-1.7%
1,200	Eversource Energy	59,664
1,200	Pinnacle West Capital Corp.	74,052
		133,716

Electronic Equipment, Instruments & Components-1.3%
1,600	TE Connectivity, Ltd.	97,472

Energy Equipment & Services-2.2%
2,000	Bristow Group, Inc.	90,100
1,000	Schlumberger, Ltd.	82,820
		172,920

Food & Staples Retailing-2.7%
1,100	CVS Health Corp.	123,717
900	Walgreens Boots Alliance, Inc.	86,967
		210,684

Gas Utilities-0.8%
1,100	Atmos Energy Corp.	60,830

Health Care Equipment & Supplies-4.7%
2,400	Abbott Laboratories	121,656
900	Becton, Dickinson & Co.	136,935
1,000	Stryker Corp.	102,270
		360,861

Health Care Providers & Services-2.5%
1,000	Aetna, Inc.	112,970
800	AmerisourceBergen Corp.	84,600
		197,570

Hotels, Restaurants & Leisure-1.0%
900	Yum! Brands, Inc.	78,984

Household Products-1.5%
1,500	The Procter & Gamble Co.	115,050

Industrial Conglomerates-1.2%
600	3M Co.	90,804

Insurance-2.9%
900	ACE, Ltd.	97,893
2,000	Montpelier Re Holdings, Ltd.	85,300
500	Prudential Financial, Inc.	44,180
		227,373

Internet & Catalog Retail-1.1%
1,200	HSN, Inc.	88,212

IT Services-3.1%
1,200	Computer Sciences Corp.	78,516
500	International Business Machines Corp.	80,995
1,100	Visa, Inc.-Class A	82,874
		242,385

Leisure Equipment & Products-1.1%
650	Polaris Industries, Inc.	89,089

Alpine Accelerating Dividend Fund

Schedule of Portfolio Investments-Continued

July 31, 2015 (Unaudited)

Life Sciences Tools & Services-1.4%
2,600	Agilent Technologies, Inc.	106,470

Machinery-2.0%
1,100	Dover Corp.	70,477
500	Snap-on, Inc.	82,400
		152,877

Media-3.0%
2,200	CBS Corp.-Class B	117,634
1,800	Comcast Corp.-Class A	112,338
		229,972

Metals & Mining-0.8%
700	Kaiser Aluminum Corp.	59,115

Multi-Utilities-0.8%
1,800	CMS Energy Corp.	61,668

Oil, Gas & Consumable Fuels-4.5%
1,600	Devon Energy Corp.	79,072
2,100	Enbridge, Inc.	91,476
1,200	Exxon Mobil Corp.	95,052
1,200	Occidental Petroleum Corp.	84,240
		349,840

Personal Products-1.1%
900	Edgewell Personal Care Co.	86,139

Pharmaceuticals-5.1%
1,300	AbbVie, Inc.	91,013
1,700	Johnson & Johnson	170,357
500	Mylan NV (a)	27,995
200	Perrigo Co. PLC	38,440
1,000	Teva Pharmaceutical Industries, Ltd.-SP ADR	69,020
		396,825

Professional Services-0.8%
500	Towers Watson & Co.-Class A	63,390

Real Estate Investment Trusts-3.7%
800	American Tower Corp.	76,088
7,000	NorthStar Realty Finance Corp.	112,000
4,000	Starwood Waypoint Residential Trust	97,920
		286,008

Real Estate Management & Development-0.6%
250	Jones Lang LaSalle, Inc.	44,510

Road & Rail-2.5%
5,000	Marten Transport, Ltd.	96,950
1,000	Union Pacific Corp.	97,590
		194,540

Semiconductors & Semiconductor Equipment-2.7%
5,500	Applied Materials, Inc.	95,480
400	Avago Technologies, Ltd.	50,056

Alpine Accelerating Dividend Fund

Schedule of Portfolio Investments-Continued

July 31, 2015 (Unaudited)

1,200	Broadcom Corp.-Class A	60,732
		206,268

Software-3.5%
3,000	Activision Blizzard, Inc.	77,370
2,100	Microsoft Corp.	98,070
2,500	Oracle Corp.	99,850
		275,290

Specialty Retail-2.6%
1,500	Lowe’s Cos., Inc.	104,040
1,000	Tiffany & Co.	95,700
		199,740

Technology, Hardware, Storage & Peripherals-6.4%
2,400	Apple, Inc.	291,120
4,000	EMC Corp.	107,560
1,100	Western Digital Corp.	94,666
		493,346

Textiles, Apparel & Luxury Goods-1.4%
1,400	VF Corp.	107,926

Wireless Telecommunication Services-0.8%
1,600	Vodafone Group PLC-SP ADR	60,448
	Total Common Stocks (Cost $7,315,915)	7,667,534
Total Investments (Cost $7,315,915)-99.1%		7,667,534
Other Assets in Excess of Liabilities-0.9%		70,795
TOTAL NET ASSETS 100.0%		$7,738,329

Percentages are stated as a percent of net assets.

(a) Non-income producing security.

NV-Naamloze Vennootschap is the Dutch term for a public limited liability corporation.

OYJ-Osakeyhtio is the Finnish equivalent of a limited company.

PLC-Public Limited Company

SP ADR-Sponsored American Depositary Receipt

Alpine Financial Services Fund

Schedule of Portfolio Investments
July 31, 2015 (Unaudited)

Shares	Security Description	Value

Common Stocks-99.3%

Banks-47.6%
4,357	1st Constitution Bancorp (a)(b)	$50,367
50,000	Akbank TAS	133,882
15,895	Banc of California, Inc. (b)	192,806
63,833	Banco ABC Brasil SA	192,770
2,466	Banco ABC Brasil SA (a)	7,447
41,390	Banco Bilbao Vizcaya Argentaria SA	418,837
10,164	Banco de Chile-ADR (b)	633,298
42,381	Bank of Commerce Holdings (b)	245,386
5,000	Bank of Georgia Holdings PLC	155,853
28,000	Bankwell Financial Group, Inc. (a)(b)	500,640
7,244	BNC Bancorp (b)	163,135
103,586	Carolina Trust Bank (a)(b)	577,492
12,493	CenterState Banks, Inc. (b)	174,152
3,500	CIT Group, Inc.	164,640
22,934	Citizens First Corp. (a)(b)	290,115
6,095	Comerica, Inc. (b)	289,086
8,333	County Commerce Bank (a)(b)	110,412
13,000	CU Bancorp (a)(b)(c)	288,470
325,000	Eurobank Ergasias SA (a)(c)	36,425
9,619	FCB Financial Holdings, Inc.-Class A (a)(b)	334,068
40,000	First BanCorp (a)(b)	172,400
4,949	First Business Financial Services, Inc. (b)	216,519
11,000	First Internet Bancorp (b)	327,470
5,500	First NBC Bank Holding Co. (a)	210,100
8,000	Great Western Bancorp, Inc.	210,080
10,000	Green Bancorp, Inc. (a)	136,700
25,000	Grupo Aval Acciones y Valores SA-ADR	216,250
42,000	Investar Holding Corp. (b)	650,580
5,000	Metro Bancorp, Inc. (b)	122,350
60,000	Mitsubishi UFJ Financial Group, Inc.	435,712
150,000	Mizuho Financial Group, Inc.	324,243
400,000	National Bank of Greece SA (a)(c)	378,820
20,000	OFG Bancorp (b)	161,200
12,602	Pacific Mercantile Bancorp (a)(b)	93,129
29,776	Pacific Premier Bancorp, Inc. (a)	566,042
3,800	People’s Utah Bancorp	67,260
888	Plaza Bancorp (c)	2,478
2,500	Plaza Bank (a)(c)	6,975
7,000	Popular, Inc. (a)(b)	214,340
1,500	Prosperity Bancshares, Inc.	81,885
18,000	Regions Financial Corp.	187,020
73,000	Republic First Bancorp, Inc. (a)(b)	254,040
5,000	SB Financial Group, Inc. (b)	55,300
4,000	Seacoast Commerce Banc Holdings (a)(b)	48,000
30,000	Shore Bancshares, Inc. (a)(b)	282,900
1,543	Southeastern Bank Financial Corp. (b)	46,560
25,000	Southern National Bancorp of Virginia, Inc. (b)	289,000
3,745	Southside Bancshares, Inc.	102,313
1,300	Square 1 Financial, Inc.-Class A (a)(b)	35,061
5,000	Sterling Bancorp (b)	74,450
2,000	Stonegate Bank (b)	61,540
8,000	Sumitomo Mitsui Financial Group, Inc.	357,865
8,000	Summit State Bank (b)	106,160
4,335	Synovus Financial Corp. (b)	136,639
30,000	TBC Bank JSC-GDR (b)(d)	291,000
7,000	Texas Capital Bancshares, Inc. (a)(b)	412,580
3,300	TriState Capital Holdings, Inc. (a)	41,679
14,000	Triumph Bancorp, Inc. (a)	196,840

Alpine Financial Services Fund

Schedule of Portfolio Investments-Continued
July 31, 2015 (Unaudited)

50,000	UniCredit SpA	331,397
46,248	Valley National Bancorp	458,780
		13,322,938

Capital Markets-24.0%
20,000	American Capital, Ltd. (a)	262,200
2,100	Ameriprise Financial, Inc.	263,907
12,500	Apollo Global Management LLC-Class A (b)	257,125
28,799	Ares Management LP (b)	546,605
25,000	BGC Partners, Inc.-Class A (b)	246,250
23,823	Cowen Group, Inc.-Class A (a)(b)	134,600
76,000	Fifth Street Asset Management, Inc.	697,680
35,000	Fifth Street Finance Corp.	218,750
48,000	Fortress Investment Group LLC-Class A (b)	328,320
8,000	Greenhill & Co., Inc. (b)	314,640
2,000	Hennessy Advisors, Inc.	39,860
7,500	Invesco, Ltd.	289,500
17,900	KKR & Co. LP (b)	427,810
1,500	Lazard, Ltd.-Class A	83,115
4,869	LPL Financial Holdings, Inc. (b)	229,573
30,000	Medley Capital Corp.	261,000
8,654	Moelis & Co.-Class A	258,928
8,200	Och-Ziff Capital Management Group LLC-Class A (b)	95,038
16,000	OM Asset Management PLC	282,720
4,500	Raymond James Financial, Inc.	265,500
11,000	The Blackstone Group LP (b)	431,750
20,000	The Carlyle Group LP (b)	532,200
10,040	WisdomTree Investments, Inc. (b)	249,996
		6,717,067

Consumer Finance-3.0%
10,000	Ally Financial, Inc. (a)	227,700
4,500	Discover Financial Services	251,145
62,337	Imperial Holdings, Inc. (a)(b)	352,204
		831,049

Diversified Financial Services-4.2%
4,000	Citigroup, Inc.	233,840
750,000	Dubai Financial Market	394,119
1,700	Eurazeo SA	110,472
30,000	Hellenic Exchanges - Athens Stock Exchange SA (c)	109,278
2,500	JPMorgan Chase & Co.	171,325
5,367	Marlin Business Services Corp.	85,282
1,500	The NASDAQ OMX Group, Inc. (b)	76,545
		1,180,861

Insurance-7.2%
2,500	ACE, Ltd.	271,925
11,000	Atlas Financial Holdings, Inc. (a)(b)	203,060
7,000	FNF Group	273,630
101,923	Health Insurance Innovations, Inc.-Class A (a)(b)	472,923
14,000	The Dai-ichi Life Insurance Co., Ltd.	284,891
16,000	Third Point Reinsurance, Ltd. (a)	237,760
7,500	Unum Group	268,800
		2,012,989

Internet Software & Services-1.1%
3,660	Zillow Group, Inc.-Class A (a)	298,290

Alpine Financial Services Fund

Schedule of Portfolio Investments-Continued
July 31, 2015 (Unaudited)

Professional Services-0.7%
1,500	Towers Watson & Co.-Class A	190,170

Real Estate Investment Trusts-4.3%
21,000	Ares Commercial Real Estate Corp.	261,450
8,000	Colony Capital, Inc.-Class A	181,760
18,000	NorthStar Realty Finance Corp.	288,000
14,000	Owens Realty Mortgage, Inc.	208,320
11,000	Starwood Waypoint Residential Trust	269,280
		1,208,810

Thrifts & Mortgage Finance-7.0%
14,105	Alliance Bancorp, Inc. of Pennsylvania (b)	333,301
68,035	Atlantic Coast Financial Corp. (a)	307,518
86,040	Central Federal Corp. (a)(b)	114,003
8,823	HopFed Bancorp, Inc. (b)	102,611
4,466	Meta Financial Group, Inc. (b)	225,801
32,000	NMI Holdings, Inc.-Class A (a)	256,000
14,448	PennyMac Financial Services, Inc.-Class A (a)(b)	263,387
19,651	Provident Financial Holdings, Inc. (b)	316,185
11,000	Riverview Bancorp, Inc. (b)	47,630
		1,966,436

Trading Companies & Distributors-0.2%
1,000	GATX Corp.	53,040
	Total Common Stocks (Cost $25,997,044)	27,781,650
Total Investments (Cost $25,997,044)-99.3%		27,781,650
Other Assets in Excess of Liabilities-0.7%		192,172
TOTAL NET ASSETS 100.0%		$27,973,822

Percentages are stated as a percent of net assets.

(a) Non-income producing security.

(b) All or a portion of the security has been designated as collateral for the line of credit.

(c) Security fair valued in accordance with procedures approved by the Board of Trustees. These securities comprised 2.9% of the Fund’s net assets.

(d) Restricted under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. These securities have been determined to be liquid under guidelines established by the Board of Trustees. Liquid securities restricted under Rule 144A comprised 1.0% of the Fund’s net assets.

ADR-American Depositary Receipt

GDR-Global Depositary Receipt

JSC-Joint Stock Company

PLC-Public Limited Company

SA-Generally designates corporations in various countries, mostly those employing the civil law.

SpA-Societa’ Per Azioni is an Italian shared company.

Alpine Small Cap Fund

Schedule of Portfolio Investments
July 31, 2015 (Unaudited)

Shares	Security Description	Value

Common Stocks-95.9%

Banks-6.2%
20,812	C1 Financial, Inc. (a)	$400,631
27,613	Park Sterling Corp.	199,918
26,598	Southern National Bancorp of Virginia, Inc.	307,473
		908,022

Biotechnology-2.9%
3,939	Ligand Pharmaceuticals, Inc. (a)	426,436

Building Products-3.2%
13,118	Patrick Industries, Inc. (a)	472,773

Capital Markets-0.9%
10,774	Silvercrest Asset Management Group, Inc.-Class A	132,843

Construction & Engineering-4.8%
10,624	Dycom Industries, Inc. (a)	701,821

Construction Materials-2.4%
8,449	U.S. Concrete, Inc. (a)	357,646

Consumer Finance-3.3%
7,703	PRA Group, Inc. (a)	489,526

Diversified Consumer Services-3.6%
20,119	Liberty Tax, Inc.	528,325

Electrical Equipment-2.0%
5,620	AZZ, Inc.	290,835

Food Products-1.6%
1,986	J&J Snack Foods Corp.	235,063

Health Care Equipment & Supplies-2.0%
6,471	Natus Medical, Inc. (a)	292,230

Health Care Providers & Services-12.0%
3,413	AAC Holdings, Inc. (a)	129,728
13,573	ExamWorks Group, Inc. (a)	476,141
30,282	Healthways, Inc. (a)	383,370
10,595	National Research Corp.-Class B	368,812
8,577	The Providence Service Corp. (a)	403,634
		1,761,685

Hotels, Restaurants & Leisure-2.4%
5,833	Popeyes Louisiana Kitchen, Inc. (a)	353,946

Internet Software & Services-5.7%
10,482	GrubHub, Inc. (a)	332,384
27,613	NIC, Inc.	498,139
		830,523

IT Services-2.0%
7,746	Cardtronics, Inc. (a)	287,144

Machinery-1.5%
9,722	NN, Inc.	221,953

Alpine Small Cap Fund

Schedule of Portfolio Investments-Continued
July 31, 2015 (Unaudited)

Media-6.7%
15,410	Live Nation Entertainment, Inc. (a)	404,050
10,222	Nexstar Broadcasting Group, Inc.-Class A	586,334
		990,384

Oil, Gas & Consumable Fuels-3.3%
27,698	Aegean Marine Petroleum Network, Inc.	302,739
16,601	Scorpio Tankers, Inc.	178,295
		481,034

Professional Services-1.0%
2,504	The Advisory Board Co. (a)	149,990

Real Estate Investment Trusts-2.9%
25,897	Altisource Residential Corp.	426,265

Real Estate Management & Development-3.9%
22,460	Kennedy-Wilson Holdings, Inc.	568,687

Road & Rail-2.9%
15,869	Knight Transportation, Inc.	429,098

Semiconductors & Semiconductor Equipment-3.4%
15,065	Integrated Device Technology, Inc. (a)	287,892
15,582	PDF Solutions, Inc. (a)	218,304
		506,196

Software-8.8%
5,120	Fair Isaac Corp.	464,333
9,199	Fleetmatics Group PLC (a)	440,356
23,429	The Descartes Systems Group, Inc. (a)	395,247
		1,299,936

Specialty Retail-1.5%
8,655	Select Comfort Corp. (a)	225,376

Thrifts & Mortgage Finance-3.1%
8,352	Essent Group, Ltd. (a)	244,463
4,316	Meta Financial Group, Inc.	218,217
		462,680

Trading Companies & Distributors-1.9%
11,024	Rush Enterprises, Inc.-Class A (a)	281,002
	Total Common Stocks (Cost $13,031,200)	14,111,419

Principal Amount

Short-Term Investments-4.0%
$585,000	State Street Eurodollar Time Deposit, 0.01%	585,000
	Total Short-Term Investments (Cost $585,000)	585,000
Total Investments (Cost $13,616,200)-99.9%		14,696,419
Other Assets in Excess of Liabilities-0.1%		11,954
TOTAL NET ASSETS 100.0%		$14,708,373

Percentages are stated as a percent of net assets.

(a) Non-income producing security.

PLC-Public Limited Company

Alpine Transformations Fund

Schedule of Portfolio Investments
July 31, 2015 (Unaudited)

Shares	Security Description	Value

Common Stocks-94.0%

Aerospace & Defense-3.3%
1,000	Northrop Grumman Corp.	$173,010
1,000	Raytheon Co.	109,090
		282,100
Auto Components-0.8%
14,000	GKN PLC	69,634

Automobiles-1.0%
1,500	Thor Industries, Inc.	83,820

Banks-1.1%
2,000	East West Bancorp, Inc.	89,520

Biotechnology-9.4%
5,000	Celldex Therapeutics, Inc. (a)	117,750
5,000	Merrimack Pharmaceuticals, Inc. (a)	50,500
4,000	OncoMed Pharmaceuticals, Inc. (a)	91,360
3,000	Portola Pharmaceuticals, Inc. (a)	148,320
1,500	Receptos, Inc. (a)	341,790
6,000	Verastem, Inc. (a)	43,800
		793,520

Chemicals-4.6%
7,000	Clariant AG (a)	139,667
2,000	Eastman Chemical Co.	156,800
1,500	Westlake Chemical Corp.	93,705
		390,172

Commercial Services & Supplies-4.2%
2,000	Deluxe Corp.	128,860
3,000	Knoll, Inc.	72,600
9,000	RR Donnelley & Sons Co.	157,950
		359,410

Containers & Packaging-1.1%
15,000	DS Smith PLC	93,816

Distributors-1.7%
2,000	Pool Corp.	140,840

Diversified Financial Services-2.1%
10,000	Bank of America Corp.	178,800

Electrical Equipment-4.4%
2,500	Eaton Corp. PLC	151,450
5,000	Generac Holdings, Inc. (a)	175,350
5,000	Hydrogenics Corp. (a)	42,600
		369,400

Energy Equipment & Services-0.6%
12,000	McDermott International, Inc. (a)	52,800

Health Care Equipment & Supplies-8.3%
2,000	Edwards Lifesciences Corp. (a)	304,320
100	Intuitive Surgical, Inc. (a)	53,317

Alpine Transformations Fund

Schedule of Portfolio Investments-Continued
July 31, 2015 (Unaudited)

2,000	Natus Medical, Inc. (a)	90,320
10,000	OraSure Technologies, Inc. (a)	49,400
6,000	Zeltiq Aesthetics, Inc. (a)	206,100
		703,457

Health Care Providers & Services-2.7%
1,400	Express Scripts Holding Co. (a)	126,098
6,923	Select Medical Holdings Corp.	99,899
		225,997

Household Durables-5.0%
2,000	Garmin, Ltd.	83,820
4,500	Jarden Corp. (a)	247,500
5,000	Taylor Morrison Home Corp.-Class A (a)	96,250
		427,570

Internet & Catalog Retail-2.9%
200	The Priceline Group, Inc. (a)	248,714

Internet Software & Services-3.5%
3,000	Actua Corp. (a)	44,190
200	Google, Inc.-Class A (a)	131,500
200	Google, Inc.-Class C (a)	125,122
		300,812

Life Sciences Tools & Services-3.9%
700	Illumina, Inc. (a)	153,510
1,300	Thermo Fisher Scientific, Inc.	181,389
		334,899

Machinery-5.6%
1,500	Navistar International Corp. (a)	26,310
2,000	Snap-on, Inc.	329,600
1,000	The Middleby Corp. (a)	122,700
		478,610

Oil, Gas & Consumable Fuels-4.1%
12,000	Aegean Marine Petroleum Network, Inc.	131,160
372	Apache Corp.	17,060
1,000	HollyFrontier Corp.	48,260
14,000	Scorpio Tankers, Inc.	150,360
		346,840

Pharmaceuticals-9.3%
400	Allergan PLC (a)	132,460
5,000	Aratana Therapeutics, Inc. (a)	88,100
500	Jazz Pharmaceuticals PLC (a)	96,120
2,000	Mallinckrodt PLC (a)	247,920
2,000	Mylan NV (a)	111,980
14,000	TherapeuticsMD, Inc. (a)	109,060
		785,640

Road & Rail-5.1%
700	AMERCO	251,559
2,000	Ryder System, Inc.	181,040
		432,599

Alpine Transformations Fund

Schedule of Portfolio Investments-Continued
July 31, 2015 (Unaudited)

Software-3.4%
15,000	Callidus Software, Inc. (a)	249,000
10,000	Mitek Systems, Inc. (a)	36,200
		285,200

Technology, Hardware, Storage & Peripherals-3.8%
1,400	Apple, Inc.	169,820
6,000	Cray, Inc. (a)	155,640
		325,460

Trading Companies & Distributors-2.1%
5,000	Ashtead Group PLC	76,638
1,500	United Rentals, Inc. (a)	100,485
		177,123
	Total Common Stocks (Cost $5,728,514)	7,976,753

Principal Amount

Short-Term Investments-6.3%
$533,000	State Street Eurodollar Time Deposit, 0.01%	533,000
	Total Short-Term Investments (Cost $533,000)	533,000
Total Investments (Cost $6,261,514)-100.3%		8,509,753
Liabilities in Excess of Other Assets-(0.3)%		(23,405)
TOTAL NET ASSETS 100.0%		$8,486,348

Percentages are stated as a percent of net assets.

(a) Non-income producing security.

AG-Aktiengesellschaft is a German term that refers to a corporation that is limited by shares, i.e., owned by shareholders.

NV-Naamloze Vennootschap is the Dutch term for a public limited liability corporation.

PLC-Public Limited Company

Alpine Equity Income Fund

Schedule of Portfolio Investments
July 31, 2015 (Unaudited)

Shares	Security Description	Value

Common Stocks-93.4%

Aerospace & Defense-5.8%
6,000	Precision Castparts Corp.	$1,169,520
17,000	Raytheon Co.	1,854,530
16,000	United Technologies Corp.	1,604,960
		4,629,010

Automobiles-1.5%
80,000	Ford Motor Co.	1,186,400

Banks-1.9%
5,000	Signature Bank (a)	727,950
5,000	The PNC Financial Services Group, Inc.	490,900
8,000	Washington Trust Bancorp, Inc.	318,160
		1,537,010

Biotechnology-2.5%
5,000	Amgen, Inc.	882,950
9,000	Gilead Sciences, Inc.	1,060,740
		1,943,690

Capital Markets-2.7%
4,000	Ameriprise Financial, Inc.	502,680
38,000	Apollo Global Management LLC-Class A	781,660
15,000	Oaktree Capital Group LLC	827,850
		2,112,190

Chemicals-3.4%
18,000	E.I. du Pont de Nemours & Co.	1,003,680
14,000	Eastman Chemical Co.	1,097,600
5,000	International Flavors & Fragrances, Inc.	577,950
3,600	The Chemours Co.	39,312
		2,718,542

Commercial Services & Supplies-1.6%
20,000	Deluxe Corp.	1,288,600

Communications Equipment-1.0%
26,500	Juniper Networks, Inc.	753,130

Consumer Finance-2.5%
9,000	Capital One Financial Corp.	731,700
23,000	Discover Financial Services	1,283,630
		2,015,330

Diversified Financial Services-3.9%
8,500	CME Group, Inc.	816,340
33,500	JPMorgan Chase & Co.	2,295,755
		3,112,095

Diversified Telecommunication Services-3.5%
43,000	AT&T, Inc.	1,493,820
27,000	Verizon Communications, Inc.	1,263,330
		2,757,150

Alpine Equity Income Fund

Schedule of Portfolio Investments-Continued
July 31, 2015 (Unaudited)

Electric Utilities-1.7%
11,000	American Electric Power Co., Inc.	622,270
20,200	Xcel Energy, Inc.	700,334
		1,322,604

Food & Staples Retailing-3.9%
13,000	CVS Health Corp.	1,462,110
50,000	Safeway, Inc.-CVR (a)	23,933
13,000	Walgreens Boots Alliance, Inc.	1,256,190
9,000	Weis Markets, Inc.	379,530
		3,121,763

Food Products-0.5%
9,000	Pinnacle Foods, Inc.	404,550

Health Care Equipment & Supplies-3.7%
8,200	Abbott Laboratories	415,658
8,600	Becton, Dickinson & Co.	1,308,490
12,000	Zimmer Holdings, Inc.	1,248,840
		2,972,988

Health Care Providers & Services-3.0%
3,500	Anthem, Inc.	539,945
9,000	Cardinal Health, Inc.	764,820
3,000	Cigna Corp.	432,180
3,000	McKesson Corp.	661,710
		2,398,655

Hotels, Restaurants & Leisure-1.0%
8,000	McDonald’s Corp.	798,880

Household Products-1.3%
13,000	The Procter & Gamble Co.	997,100

Independent Power Producers & Energy Traders-0.6%
25,000	NRG Yield, Inc.-Class C	482,250

Industrial Conglomerates-0.7%
20,000	General Electric Co.	522,000

Insurance-6.4%
23,000	MetLife, Inc.	1,282,020
18,000	Prudential Financial, Inc.	1,590,480
5,000	The Chubb Corp.	621,650
34,000	The Hartford Financial Services Group, Inc.	1,616,700
		5,110,850

IT Services-2.5%
8,000	Accenture PLC-Class A	824,880
5,000	International Business Machines Corp.	809,950
35,000	Xerox Corp.	385,700
		2,020,530

Leisure Equipment & Products-0.7%
4,000	Polaris Industries, Inc.	548,240

Media-4.5%
26,000	CBS Corp.-Class B	1,390,220
19,000	Cinemark Holdings, Inc.	749,740

Alpine Equity Income Fund

Schedule of Portfolio Investments-Continued
July 31, 2015 (Unaudited)

16,000	Comcast Corp.-Class A	998,560
5,000	Time Warner, Inc.	440,200
		3,578,720

Multi-Utilities-0.9%
14,000	WEC Energy Group, Inc.	686,000

Oil, Gas & Consumable Fuels-4.8%
9,000	Enbridge, Inc.	392,040
10,000	Exxon Mobil Corp.	792,100
22,500	Kinder Morgan, Inc.	779,400
8,500	Occidental Petroleum Corp.	596,700
29,000	Teekay LNG Partners LP	797,790
8,100	The Williams Cos., Inc.	425,088
		3,783,118

Pharmaceuticals-6.3%
10,000	GlaxoSmithKline PLC-SP ADR	434,400
24,000	Johnson & Johnson	2,405,040
49,000	Pfizer, Inc.	1,766,940
6,000	Teva Pharmaceutical Industries, Ltd.-SP ADR	414,120
		5,020,500

Real Estate Investment Trusts-4.0%
3,000	Boston Properties, Inc.	369,840
9,900	Digital Realty Trust, Inc.	636,273
52,000	Host Hotels & Resorts, Inc.	1,007,760
6,300	Simon Property Group, Inc.	1,179,486
		3,193,359

Road & Rail-1.1%
2,500	AMERCO	898,425

Semiconductors & Semiconductor Equipment-3.5%
45,000	Applied Materials, Inc.	781,200
34,500	Intel Corp.	998,775
24,000	Linear Technology Corp.	984,000
		2,763,975

Software-1.0%
34,000	Symantec Corp.	773,160

Specialty Retail-1.2%
14,000	TJX Cos., Inc.	977,480

Technology, Hardware, Storage & Peripherals-5.0%
14,000	Apple, Inc.	1,698,200
57,500	EMC Corp.	1,546,175
8,000	Western Digital Corp.	688,480
		3,932,855

Textiles, Apparel & Luxury Goods-1.5%
15,000	VF Corp.	1,156,350

Trading Companies & Distributors-3.3%
19,000	GATX Corp.	1,007,760
3,000	Watsco, Inc.	384,720

Alpine Equity Income Fund

Schedule of Portfolio Investments-Continued
July 31, 2015 (Unaudited)

5,500	WW Grainger, Inc.	1,257,905
		2,650,385
	Total Common Stocks (Cost $60,598,446)	74,167,884

Put Options Purchased-0.0% (b)

Pharmaceuticals-0.0% (b)
24,000	Johnson & Johnson, Expiration Date 10/16/2015, Strike Price $97.50	37,920
	Total Put Options Purchased (Cost $63,650)	37,920

Principal Amount

Bonds-3.0%

U.S. Treasury Bonds-3.0%
$1,800,000	5.250%, 11/15/2028	2,390,485
	Total Bonds (Cost $2,031,022)	2,390,485

Short-Term Investments-3.5%
2,746,000	State Street Eurodollar Time Deposit, 0.01%	2,746,000
	Total Short-Term Investments (Cost $2,746,000)	2,746,000
Total Investments (Cost $65,439,118)-99.9%		79,342,289
Other Assets in Excess of Liabilities-0.1%		41,066
TOTAL NET ASSETS 100.0%		$79,383,355

Percentages are stated as a percent of net assets.

(a) Non-income producing security.

(b) Amount is less than 0.05%.

CVR-Contingent Value Right

PLC-Public Limited Company

SP ADR-Sponsored American Depositary Receipt

Alpine Series Trust

Notes to Schedule of Portfolio Investments

July 31, 2015 (Unaudited)

1. Organization:

Alpine Series Trust (the “Series Trust”) was organized in 2001 as a Delaware Statutory Trust, and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Alpine Dynamic Dividend Fund, Alpine Accelerating Dividend Fund, Alpine Financial Services Fund, Alpine Small Cap Fund, Alpine Transformations Fund and Alpine Equity Income Fund are six separate funds of the Series Trust. The Alpine Dynamic Dividend Fund, Alpine Accelerating Dividend Fund, Alpine Financial Services Fund, Alpine Small Cap Fund, Alpine Transformations Fund, and Alpine Equity Income Fund (individually referred to as a “Fund” and collectively, “the Funds”) are diversified funds. Alpine Dynamic Dividend Fund seeks high current dividend income that qualifies for the reduced U.S. federal income tax rates created by the “Jobs and Growth Tax Relief Reconciliation Act of 2003,” while also focusing on total return for long-term growth of capital. Alpine Accelerating Dividend Fund seeks income. Long-term growth of capital is a secondary objective. Alpine Financial Services Fund seeks long-term growth of capital and consistent above average total returns as compared to those typical of investments made in public equities. Alpine Small Cap Fund seeks capital appreciation. Alpine Transformations Fund seeks capital appreciation. Alpine Equity Income Fund seeks current income and long-term growth of capital. Alpine Woods Capital Investors, LLC (the “Adviser”) is a Delaware limited liability company and serves as the investment manager to the Funds.

2. Significant Accounting Policies:

The following is a summary of significant accounting policies consistently followed by the Funds in the preparation of their financial statements. The policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”), which require management to make estimates and assumptions that affect amounts reported herein. Actual results could differ from those estimates. Changes in the economic environment, financial markets and any other parameters used in determining these estimates could cause actual results to differ.

A. Valuation of Securities:

The net asset value (“NAV”) of shares of the Funds are calculated by dividing the value of the Funds’ net assets by the number of outstanding shares. NAV is determined each day the New York Stock Exchange (“NYSE”) is open as of the close of regular trading (normally, 4:00 p.m., Eastern Time). In computing NAV, portfolio securities of the Funds are valued at their current market values determined on the basis of market quotations or if market quotations are not readily available or determined to be unreliable, through procedures and/or guidelines established by the Board. In computing the Funds’ NAV, equity securities that are traded on a securities exchange in the United States, except for those listed on NASDAQ Global Market, NASDAQ Global Select Market and NASDAQ Capital Market exchanges (collectively, “NASDAQ”) and option securities are valued at the last reported sale price as of the time of valuation. Securities traded on NASDAQ will be valued at the NASDAQ Official Closing Prices (“NOCP”). If, on a particular day, an exchange traded or NASDAQ security does not trade, then the mean between the most recent quoted bid and asked prices will be used. For equity investments traded on more than one exchange, the last reported sale price on the exchange where the stock is primarily traded is used. Equity-linked structured notes are valued by referencing the last reported sale or settlement price of the underlying security on the day of valuation. Foreign exchange adjustments are applied to the last reported price to convert the underlying security’s trading currency to the equity-linked structured note’s settlement currency. These investments are categorized as Level 2 of the fair value hierarchy. Each option security traded on a securities exchange in the United States is valued at the last current reported sales price as of the time of valuation if the last current reported sales price falls within the consolidated bid/ask quote. If the last current reported sale price does not fall within the consolidated bid/ask quote, the security is valued at the mid-point of the consolidated bid/ask quote for the option security. Forward currency contracts are valued based on third-party vendor quotations. Each security traded in the over-the-counter market and quoted on the NASDAQ National Market System is valued at the NOCP, as determined by NASDAQ, or lacking an NOCP, the last current reported sale price as of the time of valuation by NASDAQ, or lacking any current reported sale on NASDAQ at the time of valuation, at the mean between the most recent bid and asked quotations. Each over-the-counter option that is not traded through the Options Clearing Corporation is valued by the counterparty, or if the counterparty’s price is not readily available, then by using the Black-Scholes method. Debt and short-term securities are valued based on an evaluated bid price as furnished by pricing services approved by the Board, which may be based on market transactions for comparable securities and various relationships between securities that are generally recognized by institutional traders, a computerized matrix system, or appraisals derived from information concerning the securities or similar securities received from recognized dealers in those securities. Each other security traded over-the-counter is valued at the mean between the most recent bid and asked quotations.

Securities that are principally traded in a foreign market are valued at the last current sale price at the time of valuation or lacking any current or reported sale, at the time of valuation, at the mean between the most recent bid and asked quotations as of the close of the appropriate exchange or other designated time. Trading in securities on European and Far Eastern securities exchanges and over-the-counter markets is normally completed at various times before the close of business on each day on which the NYSE is open. Trading of these securities may not take place on every NYSE business day. In addition, trading may take place in various foreign markets on Saturdays or on other days when the NYSE is not open and on which the Funds’ NAVs are not calculated.

When market quotations are not readily available or when the valuation methods mentioned above are not reflective of a fair value of the security, the security is valued at fair value following procedures and/or guidelines approved by the Board. The Funds may also use fair value pricing, if the value of a security it holds is, pursuant to the Board guidelines, materially affected by events occurring before the Funds’ NAVs are calculated but after the close of the primary market or market transactions for comparable securities and various relationships between securities that are generally recognized by institutional traders, a computerized matrix system, or appraisals derived from information concerning the securities or similar securities received from recognized dealers in those securities. The Board has approved the use of a third-party pricing vendor’s proprietary fair value pricing model to assist in determining current valuation for foreign equities and OTC derivatives traded in markets that close prior to the NYSE. When fair value pricing is employed, the value of the portfolio security used to calculate the Funds’ NAVs may differ from quoted or official closing prices. The Fund may also fair value a security if the Fund or Adviser believes that the market price is stale. Other types of securities that the Funds may hold for which fair value pricing might be required include illiquid securities including restricted securities and private placements for which there is no public market.

As of July 31, 2015, the Financial Services Fund held securities that were fair valued, which comprised 2.9% of the Fund’s net assets.

Fair Value Measurement:

The Funds have adopted Financial Accounting Standards Board (“FASB”) Codification Topic 820 (“ASC Topic 820”). ASC Topic 820 establishes a single definition of fair value, creates a three-tier hierarchy as a framework for measuring fair value based on inputs used to value the Funds’ investments, and requires additional disclosure about fair value. The hierarchy of inputs is summarized below.

Level 1 —	Unadjusted quoted prices in active markets/exchanges for identical investments.

Level 2 —	Other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, yield curves, default rates, etc.).

Level 3 —	Significant unobservable inputs (including the Funds’ own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The Funds use valuation techniques to measure fair value that are consistent with the market approach and/or income approach, depending on the type of security and the particular circumstance. The market approach uses prices and other relevant information generated by market transactions involving identical or comparable securities. The income approach uses valuation techniques to discount estimated future cash flows to present value.

The following is a summary of the inputs used to value the Funds’ assets and liabilities carried at fair value as of July 31, 2015:

	Valuation Inputs
Dynamic Dividend Fund *	Level 1	Level 2	Level 3	Total Value
Common Stocks
Consumer Discretionary	$29,556,420	$—	$—	$29,556,420
Consumer Staples	17,104,758	—	—	17,104,758
Energy	12,153,767	—	—	12,153,767
Financials	45,739,001	405,050	—	46,144,051
Health Care	26,356,740	—	—	26,356,740
Industrials	30,585,040	—	—	30,585,040
Information Technology	23,384,680	—	—	23,384,680
Materials	5,887,842	—	—	5,887,842
Telecommunication Services	4,483,930	—	—	4,483,930
Utilities	9,322,662	—	—	9,322,662
Equity-Linked Structured Notes	—	2,031,297	—	2,031,297
Convertible Bonds	—	2,311	—	2,311
Total	$204,574,840	$2,438,658	$—	$207,013,498

	Valuation Inputs
Other Financial Instruments	Level 1	Level 2	Level 3	Total Value
Assets
Forward Currency Contracts	$—	$394,071	$—	$394,071
Total	$—	$394,071	$—	$394,071

	Valuation Inputs
Accelerating Dividend Fund *	Level 1	Level 2	Level 3	Total Value
Common Stocks	$7,667,534	$—	$—	$7,667,534
Total	$7,667,534	$—	$—	$7,667,534

	Valuation Inputs
Financial Services Fund *	Level 1	Level 2	Level 3	Total Value
Common Stocks
Banks	$12,607,240	$706,245	$9,453	$13,322,938
Capital Markets	6,717,067	—	—	6,717,067
Consumer Finance	831,049	—	—	831,049
Diversified Financial Services	1,071,583	109,278	—	1,180,861
Insurance	2,012,989	—	—	2,012,989
Internet Software & Services	298,290	—	—	298,290
Professional Services	190,170	—	—	190,170
Real Estate Investment Trusts	1,208,810	—	—	1,208,810
Thrifts & Mortgage Finance	1,966,436	—	—	1,966,436
Trading Companies & Distributors	53,040	—	—	53,040
Total	$26,956,674	$815,523	$9,453	$27,781,650

	Valuation Inputs
Other Financial Instruments	Level 1	Level 2	Level 3	Total Value
Assets
Forward Currency Contracts	$—	$28,752	$—	$28,752
Total	$—	$28,752	$—	$28,752

	Valuation Inputs
Small Cap Fund *	Level 1	Level 2	Level 3	Total Value
Common Stocks	$14,111,419	$—	$—	$14,111,419
Short-Term Investments	—	585,000	—	585,000
Total	$14,111,419	$585,000	$—	$14,696,419

	Valuation Inputs
Transformations Fund *	Level 1	Level 2	Level 3	Total Value
Common Stocks	$7,976,753	$—	$—	$7,976,753
Short-Term Investments	—	533,000	—	533,000
Total	$7,976,753	$533,000	$—	$8,509,753

	Valuation Inputs
Equity Income Fund *	Level 1	Level 2	Level 3	Total Value
Common Stocks	$74,143,951	$23,933	$—	$74,167,884
Bonds	—	2,390,485	—	2,390,485
Short-Term Investments	—	2,746,000	—	2,746,000
Total	$74,143,951	$5,160,418	$—	$79,304,369

	Valuation Inputs
Other Financial Instruments	Level 1	Level 2	Level 3	Total Value
Assets
Purchased Options	$37,920	$—	$—	$37,920
Liabilities
Written Options	$(5,160)	$—	$—	$(5,160)
Total	$32,760	$—	$—	$32,760

* For detailed sector, country and state descriptions, see accompanying Schedule of Portfolio Investments.

The following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value:

Financial Services Fund
Balance as of October 31, 2014	$0
Realized gain (loss)	-
Change in net unrealized depreciation	(1,101)
Purchases	2,754
Sales	-
Transfers in to Level 3*	7,800
Transfers out of Level 3 *	-
Balance as of July 31, 2015	$9,453
Change in net unrealized depreciation on Level 3 holdings held at period end	$(1,101)

* The Funds recognize transfers as of the beginning of the year.

B. Federal and Other Income Taxes:

It is each Fund’s policy to comply with the Federal income and excise tax requirements of the Internal Revenue Code of 1986 (the “Code”), as amended, applicable to regulated investment companies and to timely distribute all of its investment company taxable income and net realized capital gains to shareholders in accordance with the timing requirements imposed by the Code. Therefore, no Federal income tax provision is required. Capital gains realized on some foreign securities are subject to foreign taxes. Dividends and interest from non-U.S. sources received by the Funds are generally subject to non-U.S. withholding taxes at rates ranging up to 30%. Such capital gains and withholding taxes, which are accrued as applicable, may be reduced or eliminated under the terms of applicable U.S. income tax treaties, and the Funds intend to undertake procedural steps to claim the benefits of such treaties. Where available, the Funds will file refund claims for foreign taxes withheld.

The cost basis of investments for federal income tax purposes at July 31, 2015 was as follows*:

Fund	Cost of investments	Gross unrealized appreciation	Gross unrealized depreciation	Net unrealized appreciation
Dynamic Dividend Fund	$185,938,030	$31,914,938	$(10,839,470)	$21,075,468
Accelerating Dividend Fund	7,315,915	602,286	(250,667)	351,619
Financial Services Fund	25,997,044	5,003,407	(3,218,801)	1,784,606
Small Cap Fund	13,616,200	1,859,726	(779,507)	1,080,219
Transformations Fund	6,261,514	2,521,273	(273,034)	2,248,239
Equity Income Fund	65,439,118	15,700,359	(1,797,188)	13,903,171

* Because tax adjustments are calculated annually, the above table reflects the tax adjustments outstanding at the Funds’ previous fiscal year end. For the previous fiscal year’s Federal income tax information, please refer to the Notes to Financial Statements section in the Funds’ most recent semi-annual or annual report.

C. Distributions to Shareholders:

Each Fund intends to distribute all of its net investment income and net realized capital gains, if any, throughout the year to its shareholders in the form of dividends. Distributions to shareholders are recorded at the close of business on the ex-dividend date. All dividends are automatically reinvested in full and fractional shares of the Fund at net asset value per share, unless otherwise requested.

The amounts of dividends from net investment income and of distributions from net realized gains are determined in accordance with Federal income tax regulations, which may differ from GAAP. These differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the composition of net assets based on their federal tax-basis treatment; temporary differences do not require reclassification. In the event dividends and distributions to shareholders exceed net investment income and net realized gains for tax purposes they are reported as returns of capital.

D. Foreign Currency Translation Transactions:

Each of the Dynamic Dividend, Accelerating Dividend, Financial Services and Transformations Funds may invest without limitation in foreign securities. The Small Cap Fund and Equity Income Fund may invest up to 30% and 15%, respectively, of the value of its net assets in foreign securities. The books and records of each Fund are maintained in U.S. dollars. Non-U.S. dollar-denominated amounts are translated into U.S. dollars as follows, with the resultant translations gains and losses recorded in the Statements of Operations.

i) market value of investment securities and other assets and liabilities at the exchange rate on the valuation date.

ii) purchases and sales of investment securities, income and expenses at the exchange rate prevailing on the respective date of such transactions.

E. Risks Associated with Foreign Securities and Currencies:

Investments in securities of foreign issuers carry certain risks not ordinarily associated with investments in securities of domestic issuers. Such risks include future political and economic developments and the possible imposition of exchange controls or other foreign governmental laws and restrictions. In addition, with respect to certain countries, there is a possibility of expropriation of assets, confiscatory taxation, political or social instability or diplomatic developments, which could adversely affect investments in those countries. Generally, when the U.S. dollar rises in value against a foreign currency, the Funds’ investments denominated in that currency will lose value because that currency is worth fewer U.S. dollars; the opposite effect occurs if the U.S. dollar falls in relative value.

Certain countries may also impose substantial restrictions on investments in their capital markets by foreign entities, including restrictions on investments in issuers or industries deemed sensitive to relevant national interests. These factors may limit the investment opportunities available to the Funds or result in a lack of liquidity and high price volatility with respect to securities of issuers from developing countries.

F. Equity-Linked Structured Notes:

The Funds may invest in equity-linked structured notes. Equity-linked structured notes are securities which are specially designed to combine the characteristics of one or more underlying securities and their equity derivatives in a single note form. The return and/or yield or income component may be based on the performance of the underlying equity securities, and equity index, and/or option positions. Equity-linked structured notes are typically offered in limited transactions by financial institutions in either registered or non-registered form. An investment in equity-linked structured notes creates exposure to the credit risk of the issuing financial institution, as well as to the market risk of the underlying securities. There is no guaranteed return of principal with these securities and the appreciation potential of these securities may be limited by a maximum payment or call right. In certain cases, equity-linked structured notes may be more volatile and less liquid than complex securities or other types of fixed-income securities. Such securities may exhibit price behavior that does not correlate with other fixed-income securities.

G. Options:

The Funds may engage in option transactions and in doing so achieve similar objectives to what they would achieve through the sale or purchase of individual securities. A call option, upon payment of a premium, gives the purchaser of the option the right to buy, and the seller of the option the obligation to sell, the underlying security, index or other instrument at the exercise price. A put option gives the purchaser of the option, upon payment of a premium, the right to sell, and the seller the obligation to buy, the underlying security, index, or other instrument at the exercise price.

To seek to offset some of the risk of a potential decline in value of certain long positions, the Funds are may also purchase put options on individual securities. The Funds may also seek to generate income from option premiums by writing (selling) options on a portion of the equity securities in the Funds’ portfolio.

When a Fund purchases an option, it pays a premium and an amount equal to that premium is recorded as an asset. When a Fund writes an option, it receives a premium and an amount equal to that premium is recorded as a liability. The asset or liability is adjusted daily to reflect the current market value of the option. If an option expires unexercised, the Fund realizes a gain or loss to the extent of the premium received or paid. If an option is exercised, the premium received or paid is recorded as an adjustment to the proceeds from the sale or the cost basis of the purchase. The difference between the premium and the amount received or paid on a closing purchase or sale transaction is also treated as a realized gain or loss. The cost of securities acquired through the exercise of call options is increased by premiums paid. The proceeds from securities sold through the exercise of put options are decreased by the premiums paid. Gain or loss on written options and purchased options is presented separately as net realized gain or loss on written options and net realized gain or loss on purchased options, respectively.

The following written options contracts were held as of July 31, 2015:

Put Options	Number of Contracts	Exercise Price	Expiration Date	Premium Received	Current Value	Unrealized Appreciation
Johnson & Johnson	240	$ 85.00	10/16/2015	$ 13,430	$(5,160)	$ 8,270

Written options transactions for the period ended July 31, 2015 were as follows:

	Number of Contracts	Premiums Received
Written Options, outstanding as of October 31, 2014	-	$-
Options written	340	26,316
Options exercised	(30)	(3,839)
Options expired	(70)	(9,047)
Written Options, outstanding as of July 31, 2015	240	$13,430

H. Forward Currency Contracts:

The Funds are subject to foreign currency exchange rate risk in the normal course of pursuing their investment objectives. The Funds may use forward currency contracts to gain exposure, to or economically hedge against, changes in the value of foreign currencies. A forward currency contract (“forward”) is an agreement between two parties to buy and sell a currency at a set price on a future date. The market value of the forward contract fluctuates with changes in forward currency exchange rates. The forward contract is marked-to-market daily and the change in market value is recorded by each Fund as unrealized appreciation or depreciation. When the forward contract is closed, a Fund records a realized gain or loss equal to the fluctuation in value during the period the forward contract was open. A Fund could be exposed to risk if a counterparty is unable to meet the terms of a forward or if the value of the currency changes unfavorably. The Funds’ forward contracts are not subject to a master netting agreement or similar agreement.

The following forward contracts were held as of July 31, 2015:

Dynamic Dividend Fund

Description	Counterparty	Settlement Date	Currency		Settlement Value	Current Value	Unrealized Gain
Contracts Sold:
Swiss Franc	State Street Bank and Trust Company	12/09/15	5,400,000	CHF	$5,817,398	$5,614,650	$202,748
Euro	State Street Bank and Trust Company	12/09/15	6,800,000	EUR	7,635,482	7,483,233	152,249
British Pound	State Street Bank and Trust Company	12/09/15	5,100,000	GBP	7,994,148	7,958,048	36,100
Japanese Yen	State Street Bank and Trust Company	12/09/15	320,000,000	JPY	2,590,401	2,587,427	2,974
						$23,643,358	$394,071

Financial Services Fund
Description	Counterparty	Settlement Date	Currency		Settlement Value	Current Value	Unrealized Gain
Contracts Sold:
Euro	State Street Bank and Trust Company	12/16/15	900,000	EUR	$1,015,560	$990,562	$24,998
British Pound	State Street Bank and Trust Company	12/16/15	50,000	GBP	79,034	78,017	1,017
Japanese Yen	State Street Bank and Trust Company	12/16/15	70,000,000	JPY	568,828	566,091	2,737
						$1,634,670	$28,752

I. Subsequent Event:

At a meeting held on July 31, 2015, the Board, unanimously approved the tax free reorganization of the Alpine Equity & Income Fund and Alpine Transformations Fund (each, a “Target Fund” and collectively, the “Target Funds”) into the Alpine Accelerating Dividend Fund (the “Acquiring Fund”). The reorganization is expected to be effective at the close of business on October 23, 2015 and is subject to shareholder approval. Each shareholder of the Institutional Class and Class A Shares of the Target Funds will receive Institutional Class and Class A Shares of the Acquiring Fund, in an amount equal in value to the shares of the Fund the shareholder had immediately before the reorganization. Effective September 9, 2015, the Acquiring Fund will be renamed the Alpine Rising Dividend Fund.

Item 2. Controls and Procedures.

(a)	The Registrant’s President and Chief Financial Officer have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) (17 CFR 270.30a-3(c)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(d)).

(b)	There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) (17 CFR 270.30a-3(d)) that occurred during the Registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)). Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Alpine Series Trust

By (Signature and Title)	/s/ Samuel A. Lieber
Samuel A. Lieber, President

Date	September 25, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Samuel A. Lieber
Samuel A. Lieber, President

Date	September 25, 2015

By (Signature and Title)*	/s/ Ronald G. Palmer, Jr.
Ronald G. Palmer, Jr., Chief Financial Officer

Date	September 25, 2015

*  Print the name and title of each signing officer under his or her signature.